Fixed Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Asset Impairment Charges	$ 26,000,000
Property Plant and Equipment Gross
Land	6,797,000	22,064,000
Buildings	176,200,000	349,061,000
Machinery and equipment	918,075,000	1,299,475,000
Property, Plant and Equipment, Gross	1,101,072,000	1,670,600,000
Accumulated depreciation	(855,901,000)	(1,285,223,000)
Property, plant and equipment, net	245,171,000	385,377,000
Rental Property And Equipment
Rental property and equipment	537,128,000	580,243,000
Accumulated depreciation	(310,982,000)	(339,051,000)
Rental property and equipment, net	226,146,000	241,192,000
Depreciation expense	$ 158,000,000	$ 177,000,000	$ 195,000,000